16. Intangible assets (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	R$ 1,776,675
Additions	(29,321)
Write-offs	(246)
Balance as of end of period	1,747,108
Cost [member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	2,170,572
Additions	63,993
Write-offs	(135,629)
Balance as of end of period	2,098,936
Amortization [member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	(393,897)
Additions	(93,314)
Write-offs	135,383
Balance as of end of period	(351,828)
Goodwill [member] | Cost [member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	542,302
Additions
Write-offs
Balance as of end of period	542,302
Slots [member] | Cost [member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	1,038,900
Additions
Write-offs
Balance as of end of period	1,038,900
Software [member] | Cost [member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	579,370
Additions	63,993
Write-offs	(135,629)
Balance as of end of period	507,734
Software [member] | Amortization [member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	(389,730)
Additions	(91,314)
Write-offs	135,383
Balance as of end of period	R$ (345,661)
Average annual depreciation rate	25.73%
Other [member] | Cost [member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	R$ 10,000
Additions
Write-offs
Balance as of end of period	10,000
Other [member] | Amortization [member]
Intangible Assets And Goodwill [Roll Forward]
Balance as of beginning of period	(4,167)
Additions	(2,000)
Write-offs
Balance as of end of period	R$ (6,167)
Average annual depreciation rate	20.00%